accounts payable and accrued liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
accounts payable and accrued liabilities
Accrued liabilities	$ 1,371	$ 1,593
Payroll and other employee-related liabilities	604	656
Restricted share units liability	1	1
Total	1,976	2,250
Trade accounts payable	936	1,382
Interest payable	214	206
Indirect taxes payable and other	123	109
Total	$ 3,249	$ 3,947